Financial Instruments - Summary of Detailed Information About Hedges (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about hedges [line items]
Financial liabilities for hedging – current	$ 5,277,325	$ 187,939	$ 3,233,301
Fair value hedge of borrowings denominated in foreign currencies [member]
Disclosure of detailed information about hedges [line items]
Financial liabilities for hedging – current	3,307,018	117,771	$ 3,233,301
Current Financial Assets For Hedging – current	0
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedges [line items]
Financial liabilities for hedging – current	1,970,307	70,168
Financial liabilities for hedging – non-current	5,910,919	210,503
Current Financial Assets For Hedging – current	0
Non Current Financial Assets For Hedging – non-current	$ 0	$ 0